Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Aug. 28, 2023
Document Information Line Items
Entity Registrant Name	ETAO International Co., Ltd.
Trading Symbol	ETAO
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		102,445,851
Amendment Flag	true
Amendment Description	ETAO International Co., Ltd. (the “Company”) is filing this Amendment No. 1 on Form 20-F/A (this “Amendment No. 1”) to amend its annual report on Form 20-F for the fiscal year ended December 31, 2022 as filed with the Securities and Exchange Commission (the “SEC”) on September 1, 2023 (the “Original Filing”), to disclose certain legal and operational risks and potential impact on our company associated with having substantially all of our operations conducted by operating entities in China to address certain comments from the Staff of the SEC in relation to the Original Filing.The following items have been amended in this Amendment No.1: ●Introduction ●Item 3 Key Information ●Item 3.D Risk Factors, ●Item 5 Overview ●Item 10.B Memorandum and Articles of Association ●Item 10.E Taxation ●Item 16.C Principal Accountant Fees and ServicesThis Amendment No. 1 speaks as of the filing date of the Original Filing, or September 1, 2023. No attempt has been made in this Amendment No. 1 to modify or update in any way the financial statements or any other items or disclosures in the Original Filing. Except as specifically noted herein, this Amendment No. 1 does not amend, update or restate any of the information previously included in the Original Filing, nor does this Amendment No. 1 reflect any event that has occurred after the date of the Original Filing. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and the Company’s other filings with the SEC subsequent to September 1, 2023.As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is also filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment No. 1.
Entity Central Index Key	0001939696
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41629
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1460 Broadway
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
Entity Address, Country	US
Title of 12(b) Security	Ordinary Shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	No
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact
Document Information Line Items
Entity Address, Address Line One	1460 Broadway
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
Entity Address, Country	US
Contact Personnel Name	Wensheng Liu
City Area Code	+1(347)
Local Phone Number	306-5134